Cover	Dec. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE
Document Period End Date	Dec. 05, 2023
Entity File Number	000-52855
Entity Registrant Name	PRESTIGE CAPITAL CORP
Entity Central Index Key	0000790179
Entity Tax Identification Number	93-0945181
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2157 S. Lincoln Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	(801)
Local Phone Number	323-2395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
No Trading Symbol Flag	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false